Accrued Expenses	9 Months Ended
Sep. 30, 2017
Payables and Accruals [Abstract]
Accrued Expenses
3.	Accrued Expenses

Accrued expenses consist of the following:

	December 31, 2016	September 30, 2017
Accrued contract labor costs	$743	$3,122
Accrued audit and tax expenses	358	364
Accrued reimbursable employee expenses	134	285
Accrued marketing and tradeshow expenses	111	251
Other accrued expenses	1,514	1,955

Total	$2,860	$5,977